Cassidy & Associates
                                 Attorneys at Law
                             9454 Wilshire Boulevard
                          Beverly Hills, California 90212
                                  ----------
  Email:  CassidyLaw@aol.com
  Telephone: 202/387-5400                           Fax: 949/673-4525

                                December 10, 2010

Ronald E. Alper, Esq.
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          RE:  Registration Statement on Form for Alderwood
               Acquisition Corporation
               File No. 000-54148

     Attached for filing with the Securities and Exchange Commission is Amendment No. 1 to the Alderwood Acquisition Corporation registration statement on Form 10.

     I have simultaneously with this filing sent for delivery to you and Ms. Donna Di Silvio a copy of the registration statement marked to show changes from the filing of October 7, 2010.

     The following responses address the comments of the reviewing staff of the Commission as set forth in a comment letter dated November 4, 2010 (the "Comment Letter"). The comments in the Comment Letter are sequentially numbered and the answers set forth herein refer to each of the comments by number and by citing the location of each response thereto in the Registration Statement.

General

1. The Staff's comment is noted and the comments have been applied to all simultaneously filed Form 10 registration statements.

2. The requested disclosure has been made and appears throughout the document.

3.   The Staff's comment is noted.

4. The requested disclosure has been added and appears on beginning page 19 of the registration statement.

5. The requested disclosure has been added in appears on pages 1, 5, and 10 of the registration statement.

6. The requested disclosure has been clarified throughout the registration statement.

7.   Page numbers have been added

Item 1.  Business
Potential Target Companies

8.   The noted disclosure has been corrected.

Item 2.  Financial Information

Plan of Operation

9. The requested disclosure has been added in appears on page 10 of the registration statement.

Search for Target Company

10. The requested disclosure has been added and appears beginning page 11 of the registration statement.

11. The requested disclosure has been added and appears beginning page 11 of the registration statement.

General Business Plan

12. The requested disclosure has been added in appears on page 5 of the registration statement.

Terms of a Business Combination

13. The requested disclosure has been added in appears on page 1 of the registration statement.

Directors, Executive Officers, Promoters and Control Persons

14. The requested disclosure has been added in appears on pages 17 and 18 of the registration statement. .

Conflicts of Interest

15.  The noted disclosure has been corrected.

16. The requested disclosure has been added in appears beginning on page 17 of the registration statement.

Executive Compensation

17. The requested disclosure has been added in appears on page 22 of the registration statement.

Certain Relationships

18. The requested disclosure has been added in appears on page 22 of the registration statement.

Market Price of and Dividends on the Registrant's Common Stock and
Related
     Stockholder Matters


19. The requested disclosure has been added in appears on page 23 of the registration statement.

20. The requested disclosure has been added in appears on page 23 of the registration

Financial Statements

21.  The noted disclosure has been corrected.

Report of Independent Registered Public Accounting Firm

22.  The noted disclosure has been amended.

Balance Sheet

23.  The noted disclosure has been added.

Signatures

24.  The dates have been added

Exhibit

25.  The noted exhibit has been filed.


                         Sincerely,


                         Lee W. Cassidy